Contingent liabilities	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Contingent liabilities
34    Contingent liabilities

	2023	2022
	US$M	US$M
Associates and joint ventures 1	1,094	1,541
Subsidiaries and joint operations 1	1,184	925

Total	2,278	2,466

1
There are a number of matters, for which it is not possible at this time to provide a range of possible outcomes or a reliable estimate of potential future exposures, and for which no amounts have been included in the table above.

A contingent liability is a possible obligation arising from past events and whose existence will be confirmed only by occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Group. A contingent liability may also be a present obligation arising from past events but is not recognised on the basis that an outflow of economic resources to settle the obligation is not viewed as probable, or the amount of the obligation cannot be reliably measured.
When the Group has a present obligation, an outflow of economic resources is assessed as probable and the Group can reliably measure the obligation, a provision is recognised.
The Group has entered into various counter-indemnities of bank and performance guarantees related to its own future performance, which are in the normal course of business. The likelihood of these guarantees being called upon is considered remote.
The Group presently has tax matters, litigation and other claims, for which the timing of resolution and potential economic outflow are uncertain. Obligations assessed as having probable future economic outflows capable of reliable measurement are provided at reporting date and matters assessed as having possible future economic outflows capable of reliable measurement are included in the total amount of contingent liabilities above. Individually significant matters, including narrative on potential future exposures incapable of reliable measurement, are disclosed below, to the extent that disclosure does not prejudice the Group.

Uncertain tax and royalty matters
The Group is subject to a range of taxes and royalties across many jurisdictions, the application of which is uncertain in some regards. Changes in tax law, changes in interpretation of tax law, periodic challenges and disagreements with tax authorities, and legal proceedings result in uncertainty of the outcome of the application of taxes and royalties to the Group’s business.

To the extent uncertain tax and royalty matters give rise to a contingent liability, an estimate of the potential liability is included within the table above, where it is capable of reliable measurement.

Samarco contingent liabilities	The table above includes contingent liabilities related to the Group’s equity accounted investment in Samarco to the extent they are capable of reliable measurement. Details of contingent liabilities related to Samarco are disclosed in note 4 ‘Significant events – Samarco dam failure’.

Divestments and demergers	Where the Group divests or demerges entities, it is generally agreed to provide certain indemnities to the acquiring or demerged entity. Such indemnities include those provided as part of the demerger of South32 Ltd in May 2015, divestment of Group’s Onshore US assets in September 2018 and October 2018, divestment of BMC in May 2022 and the merger of the Group’s Petroleum business with Woodside in June 2022. No material claims have been made pursuant to these indemnities as at 30 June 2023.